10. Related Party Transactions (Details Narrative) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from related parties					$ 14,184	$ 22,200
Compensation for services	$ 243,799	$ 397,950	$ 1,071,369	$ 958,337	1,376,995	940,846
Vitashower Corp [Member]
Revenue from related parties			21,267	10,300	14,184	22,200
Account receivable, Related Parties	$ 22,410		22,410		0	39,625
President and CEO [Member]
Compensation for services			$ 90,000	$ 90,000	$ 121,154	$ 120,000